Stock Option Plan and Warrants - Schedule of Warrant Transactions (Details) (10-K) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Shares, Outstanding at Beginning of Year	5,563,509	4,796,876
Shares, Granted	989,856	1,335,178
Shares, Exercised
Shares, Forfeited or Canceled	(2,203,331)	(568,545)
Shares, Outstanding at End of Year	4,350,034	5,563,509
Shares, Warrants Exercisable at Year-End	4,350,034	5,563,509
Weighted-Average Exercise Price, Outstanding at Beginning of Year	$ 0.38	$ 0.40
Weighted-Average Exercise Price, Granted	0.35	0.35
Weighted-Average Exercise Price, Forfeited or Canceled	0.36	0.45
Weighted-Average Exercise Price, Outstanding at End of Year	0.38	0.38
Weighted-Average Exercise Price, Options Exercisable at Year-End	$ 0.38	$ 0.38
Minimum [Member]
Shares, Exercised
Weighted-Average Fair Value of Warrants Granted During the Year	$ 0.10	$ 0.00
Maximum [Member]
Shares, Exercised
Weighted-Average Fair Value of Warrants Granted During the Year	$ 0.26	$ 0.22